EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.28%
19,800	AdvanSix Inc	$ 615,384
32,079	Ashland Inc	2,620,213
59,122	Cabot Corp	4,095,381
19,100	Compass Minerals International Inc	533,845
385,053	Ecovyst Inc(a)	3,788,920
3,800	Hawkins Inc	223,630
14,500	Ingevity Corp(a)	690,345
6,400	Innospec Inc	654,080
9,400	Kaiser Aluminum Corp	707,444
17,000	Lifezone Metals Ltd(a)	208,590
107,900	Mercer International Inc	925,782
16,000	Minerals Technologies Inc	876,160
500	NewMarket Corp	227,520
13,292	Rogers Corp(a)	1,747,499
9,300	Sylvamo Corp	408,642
50,100	Trinseo PLC	409,317
		18,732,752
Communications — 2.33%
28,100	Cambium Networks Corp(a)	205,973
11,300	ePlus Inc(a)	717,776
1,100	Preformed Line Products Co	178,838
11,700	Revolve Group Inc(a)(b)	159,237
52,912	Scholastic Corp	2,018,064
128,800	Stagwell Inc(a)	604,072
53,200	TEGNA Inc	775,124
70,796	Thryv Holdings Inc(a)	1,328,841
116,686	United States Cellular Corp(a)	5,013,997
253,776	Viavi Solutions Inc(a)	2,319,513
		13,321,435
Consumer, Cyclical — 11.57%
42,184	Academy Sports & Outdoors Inc	1,994,038
24,100	Adient PLC(a)	884,470
6,300	Advance Auto Parts Inc	352,359
2,900	Asbury Automotive Group Inc(a)	667,203
87,514	Atlanta Braves Holdings Inc Class C(a)	3,126,875
22,700	Bloomin' Brands Inc	558,193
27,283	Boot Barn Holdings Inc(a)	2,215,107
13,900	Brinker International Inc(a)	439,101
47,406	Brunswick Corp	3,745,074
6,000	Carter's Inc	414,900
36,800	Cato Corp Class A	281,888
8,100	Century Communities Inc	540,918
27,483	Churchill Downs Inc	3,189,127
39,319	Crocs Inc(a)	3,469,115
9,700	Dave & Buster's Entertainment Inc(a)	359,579
39,900	Denny's Corp(a)	337,953
47,800	Designer Brands Inc Class A	605,148
11,300	Dine Brands Global Inc	558,785
44,100	El Pollo Loco Holdings Inc	394,695
54,600	Funko Inc Class A(a)(b)	417,690
Shares		Fair Value
Consumer, Cyclical — (continued)
19,700	Genesco Inc(a)	$ 607,154
34,600	G-III Apparel Group Ltd(a)	862,232
6,775	Global Industrial Co	226,962
57,100	Goodyear Tire & Rubber Co(a)	709,753
4,100	Green Brick Partners Inc(a)	170,191
3,520	Group 1 Automotive Inc	945,859
86,800	Hanesbrands Inc	343,728
19,500	Haverty Furniture Cos Inc	561,210
15,600	Hibbett Inc	741,156
73,100	Interface Inc	717,111
25,279	JAKKS Pacific Inc(a)	469,937
15,200	Johnson Outdoors Inc Class A	831,288
82,900	KB Home	3,836,612
17,800	Kohl's Corp	373,088
11,100	Kontoor Brands Inc	487,401
2,200	Lakeland Industries Inc	33,154
21,800	La-Z-Boy Inc	673,184
74,700	Leslie's Inc(a)	422,802
141,700	LL Flooring Holdings Inc(a)	449,189
7,400	M/I Homes Inc(a)	621,896
27,900	Macy's Inc	323,919
18,000	MarineMax Inc(a)	590,760
26,623	Marriott Vacations Worldwide Corp	2,679,073
4,200	Meritage Homes Corp	514,038
45,471	Methode Electronics Inc	1,039,012
8,900	Miller Industries Inc	348,969
32,600	MillerKnoll Inc	797,070
277,211	MRC Global Inc(a)	2,841,413
15,200	Nu Skin Enterprises Inc Class A	322,392
25,000	OneWater Marine Inc Class A(a)	640,500
2,100	Oxford Industries Inc	201,873
8,300	PC Connection Inc	443,054
33,000	PetMed Express Inc	338,250
32,800	Phinia Inc	878,712
32,100	Resideo Technologies Inc(a)	507,180
21,450	Rush Enterprises Inc Class A	875,803
14,100	ScanSource Inc(a)	427,371
4,300	SeaWorld Entertainment Inc(a)	198,875
9,300	Signet Jewelers Ltd	667,833
9,800	Six Flags Entertainment Corp(a)	230,398
53,328	Skyline Champion Corp(a)	3,398,060
8,400	Sleep Number Corp(a)	206,556
17,000	Sonic Automotive Inc Class A	811,920
18,400	Steven Madden Ltd	584,568
10,000	Taylor Morrison Home Corp(a)	426,100
14,700	Titan Machinery Inc(a)	390,726
17,500	Travel + Leisure Co	642,775
15,300	Tri Pointe Homes Inc(a)	418,455
7,200	Urban Outfitters Inc(a)	235,368
32,000	Vista Outdoor Inc(a)	1,059,840
42,384	VSE Corp	2,137,849
98,972	Wabash National Corp	2,090,289
14,600	Zumiez Inc(a)	259,880
		66,165,006

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 18.58%
41,900	Aaron's Co Inc	$ 438,693
20,500	ABM Industries Inc	820,205
133,400	ACCO Brands Corp	765,716
169,602	AdaptHealth Corp(a)	1,543,378
21,100	Adtalem Global Education Inc(a)	904,135
385,381	Alight Inc Class A(a)	2,732,351
92,356	Alkermes PLC(a)	2,586,892
154,384	Alta Equipment Group Inc	1,861,871
23,305	AMN Healthcare Services Inc(a)	1,985,120
98,967	Andersons Inc	5,097,790
41,049	ANI Pharmaceuticals Inc(a)	2,383,305
34,600	B&G Foods Inc(b)	342,194
112,094	BellRing Brands Inc(a)	4,621,636
9,500	BGSF Inc	91,295
13,300	Brink's Co	966,112
5,100	Cal-Maine Foods Inc	246,942
9,600	Central Garden & Pet Co(a)	423,744
33,605	Colliers International Group Inc	3,200,876
22,518	CONMED Corp	2,270,940
18,700	CPI Card Group Inc(a)(b)	346,324
230,000	Custom Truck One Source Inc(a)	1,426,000
17,500	Edgewell Personal Care Co	646,800
60,063	Embecta Corp	903,948
44,038	Emerald Holding Inc(a)	199,052
106,800	Emergent BioSolutions Inc(a)	363,120
20,200	Ennis Inc	428,644
35,913	Euronet Worldwide Inc(a)	2,850,774
830	Graham Holdings Co Class B	483,890
46,300	Healthcare Services Group Inc	482,909
34,300	Heidrick & Struggles International Inc	858,186
36,700	Herbalife Ltd(a)	513,433
26,274	Herc Holdings Inc	3,125,030
104,100	Inmode Ltd(a)	3,170,886
82,000	Ironwood Pharmaceuticals Inc(a)	789,660
12,558	J & J Snack Foods Corp	2,055,117
57,903	John Wiley & Sons Inc Class A	2,152,254
38,100	Kelly Services Inc Class A	693,039
10,700	Kforce Inc	638,362
75,980	Korn Ferry	3,604,491
68,437	Lantheus Holdings Inc(a)	4,755,003
11,500	ManpowerGroup Inc	843,180
9,200	Medifast Inc	688,620
7,700	National HealthCare Corp	492,646
15,700	Natural Grocers by Vitamin Cottage Inc	202,687
139,925	Nomad Foods Ltd(a)	2,129,659
121,843	Option Care Health Inc(a)	3,941,621
99,516	Pacira BioSciences Inc(a)	3,053,151
35,500	Phibro Animal Health Corp Class A	453,335
31,900	Premier Inc Class A	685,850
36,800	Quad/Graphics Inc(a)	185,104
127,428	Quanex Building Products Corp	3,589,647
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,800	RCM Technologies Inc(a)	$ 230,572
56,200	Resources Connection Inc	837,942
17,200	Select Medical Holdings Corp	434,644
24,900	SIGA Technologies Inc(b)	130,725
37,190	Spectrum Brands Holdings Inc	2,913,837
113,545	Supernus Pharmaceuticals Inc(a)	3,130,436
75,214	Tenet Healthcare Corp(a)	4,955,850
49,700	TrueBlue Inc(a)	729,099
24,367	UFP Technologies Inc(a)	3,934,052
17,882	United Therapeutics Corp(a)	4,039,007
8,200	USANA Health Sciences Inc(a)	480,602
84,926	V2X Inc(a)	4,387,277
		106,239,660
Energy — 12.37%
181,700	Alto Ingredients Inc(a)	803,114
86,511	Antero Resources Corp(a)	2,195,649
248,268	Baytex Energy Corp(b)	1,094,870
128,400	Berry Corp	1,052,880
92,992	California Resources Corp	5,208,482
23,000	Callon Petroleum Co(a)	899,760
113,804	ChampionX Corp	4,053,699
5,726	Chord Energy Corp	928,013
77,100	Crescent Energy Co Class A	974,544
100,588	Delek US Holdings Inc	2,857,705
27,400	Dril-Quip Inc(a)	771,858
93,800	Equitrans Midstream Corp	878,906
40,700	Expro Group Holdings NV(a)	945,461
25,000	Forum Energy Technologies Inc(a)	600,500
69,900	Helix Energy Solutions Group Inc(a)	780,783
16,800	Kinetik Holdings Inc	567,000
511,056	Kosmos Energy Ltd(a)	4,180,438
43,400	Liberty Energy Inc	803,768
78,600	National Energy Services Reunited Corp(a)	451,164
364,660	Newpark Resources Inc(a)	2,519,801
130,263	Noble Corp PLC	6,597,821
197,862	Northern Oil & Gas Inc	7,959,988
20,400	NOW Inc(a)	242,148
22,300	Par Pacific Holdings Inc(a)	801,462
15,700	Precision Drilling Corp(a)	1,053,784
61,200	ProPetro Holding Corp(a)	650,556
4,000	REX American Resources Corp(a)	162,880
62,200	Solaris Oilfield Infrastructure Inc Class A	663,052
37,236	Talen Energy Corp(a)	1,969,784
58,300	Talos Energy Inc(a)	958,452
78,008	Tidewater Inc(a)	5,544,029
104,900	Vertex Energy Inc(a)	466,805
18,300	Vital Energy Inc(a)	1,014,186
112,097	Weatherford International PLC(a)	10,125,722
		70,779,064

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — 25.19%
4,900	1st Source Corp	$ 206,241
45,293	Agree Realty Corp REIT	2,501,985
3,700	Alexander's Inc REIT	674,251
32,300	Ambac Financial Group Inc(a)	389,538
97,095	Ameris Bancorp	3,727,477
38,900	Apollo Commercial Real Estate Finance Inc REIT	394,057
36,700	Associated Banc-Corp	627,937
9,200	Assured Guaranty Ltd	556,784
12,600	Axis Capital Holdings Ltd	710,262
59,928	Axos Financial Inc(a)	2,268,874
32,600	Bank of Marin Bancorp	595,928
40,200	BankUnited Inc	912,540
13,100	BayCom Corp	251,651
17,700	BCB Bancorp Inc	197,178
121,100	Braemar Hotels & Resorts Inc REIT	335,447
28,800	Bread Financial Holdings Inc	984,960
21,100	Bridgewater Bancshares Inc(a)	200,028
8,200	Brighthouse Financial Inc(a)	401,308
27,300	BrightSpire Capital Inc REIT	170,898
67,000	Brookline Bancorp Inc	610,370
160,347	Cadence Bank	3,402,563
7,400	Cambridge Bancorp	460,946
14,700	Camden National Corp	414,834
85,099	Cannae Holdings Inc(a)	1,586,245
77,700	Capitol Federal Financial Inc	370,629
18,900	Cathay General Bancorp	656,964
42,100	Central Pacific Financial Corp	702,228
11,600	Central Valley Community Bancorp	163,676
13,300	Civista Bancshares Inc	206,150
18,300	Claros Mortgage Trust Inc REIT	202,764
11,100	CNB Financial Corp	201,021
38,700	CNO Financial Group Inc	918,351
41,700	Columbia Banking System Inc	846,510
11,000	Community Trust Bancorp Inc	376,860
47,500	ConnectOne Bancorp Inc	846,925
17,200	CrossFirst Bankshares Inc(a)	173,548
107,600	Cushman & Wakefield PLC(a)	819,912
28,100	CVB Financial Corp	465,617
2,200	Diamond Hill Investment Group Inc	370,854
29,500	Dime Community Bancshares Inc	588,820
85,995	Douglas Elliman Inc	194,349
32,600	Eagle Bancorp Inc	699,270
111,800	Empire State Realty Trust Inc REIT Class A	898,872
101,221	Employers Holdings Inc	4,043,779
33,800	Enact Holdings Inc	920,374
3,600	Enstar Group Ltd(a)	871,200
167,765	Equity Commonwealth REIT	3,081,843
19,300	Essent Group Ltd	912,697
6,400	Evercore Inc Class A	882,432
17,200	FB Financial Corp	487,792
34,967	Federal Agricultural Mortgage Corp Class C	5,395,408
Shares		Fair Value
Financial — (continued)
24,000	Federated Hermes Inc	$ 812,880
12,500	Financial Institutions Inc	210,375
20,500	First Busey Corp	394,010
6,100	First Business Financial Services Inc	183,061
17,300	First Financial Corp	584,913
42,500	First Hawaiian Inc	767,125
25,100	First Internet Bancorp	406,871
13,100	First Interstate BancSystem Inc Class A	326,714
13,096	First Merchants Corp	364,331
14,600	First Mid Bancshares Inc	387,776
34,700	First of Long Island Corp	399,397
43,800	Flushing Financial Corp	575,094
6,000	FS Bancorp Inc	177,000
80,300	Granite Point Mortgage Trust Inc REIT	391,864
28,900	Great Ajax Corp REIT	186,116
6,000	Great Southern Bancorp Inc	287,520
50,700	Hanmi Financial Corp	822,861
4,100	Hanover Insurance Group Inc	455,018
6,900	Heartland Financial USA Inc	203,067
12,800	Heritage Financial Corp	208,768
28,800	Hilltop Holdings Inc	816,768
6,900	Home Bancorp Inc	219,903
204,721	Home BancShares Inc	4,286,858
46,100	HomeStreet Inc	359,119
92,900	Hope Bancorp Inc	822,165
29,800	Horace Mann Educators Corp	875,524
52,400	Horizon Bancorp Inc	559,632
34,300	Independent Bank Corp	629,062
11,000	Independent Bank Group Inc	435,050
132,971	International Money Express Inc(a)	2,251,199
17,000	Investar Holding Corp	180,030
32,800	Janus Henderson Group PLC	846,896
68,000	Kearny Financial Corp	471,240
79,192	Kemper Corp	3,328,440
29,900	Lakeland Bancorp Inc	377,338
16,500	Lincoln National Corp	407,385
22,200	Live Oak Bancshares Inc	642,690
20,400	Luther Burbank Corp	171,360
28,200	Marcus & Millichap Inc	827,388
43,397	McGrath RentCorp	4,350,115
11,100	Mercantile Bank Corp	343,101
13,000	Merchants Bancorp	360,360
12,600	Mercury General Corp	353,178
39,000	MGIC Investment Corp	650,910
24,600	Midland States Bancorp Inc	505,284
11,000	MidWestOne Financial Group Inc	223,630
42,500	Navient Corp	731,850
34,800	NMI Holdings Inc Class A(a)	942,732
4,300	Northeast Bank	189,630
12,800	Northeast Community Bancorp Inc	188,928
36,600	Northfield Bancorp Inc	345,870
8,900	Northrim BanCorp Inc	352,618
234,847	OceanFirst Financial Corp	3,398,236

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
141,703	P10 Inc Class A	$ 1,650,840
23,200	Pacific Premier Bancorp Inc	504,832
92,300	PacWest Bancorp	730,093
71,000	Park Hotels & Resorts Inc REIT	874,720
9,700	Parke Bancorp Inc	158,013
12,200	PCB Bancorp	188,490
58,900	Pebblebrook Hotel Trust REIT(b)	800,451
68,000	Perella Weinberg Partners	692,240
58,120	Pinnacle Financial Partners Inc	3,896,365
76,098	Popular Inc	4,794,935
96,383	Postal Realty Trust Inc REIT Class A	1,301,171
9,140	Preferred Bank	568,965
42,500	Premier Financial Corp	725,050
26,000	Primis Financial Corp	211,900
27,800	ProAssurance Corp	525,142
57,175	Prosperity Bancshares Inc	3,120,612
46,300	Provident Financial Services Inc	707,927
35,700	Radian Group Inc	896,427
16,500	RBB Bancorp	210,870
41,400	RE/MAX Holdings Inc Class A	535,716
5,200	Safety Insurance Group Inc	354,588
38,000	Sandy Spring Bancorp Inc	814,340
92,600	Seritage Growth Properties REIT Class A(a)(b)	716,724
12,451	Shore Bancshares Inc	130,985
12,000	Sierra Bancorp	227,520
35,000	Simmons First National Corp Class A	593,600
55,100	SiriusPoint Ltd(a)	560,367
53,700	SLM Corp	731,394
7,459	Southern First Bancshares Inc(a)	200,945
48,854	SouthState Corp	3,290,805
112,188	STAG Industrial Inc REIT	3,871,608
19,600	Stewart Information Services Corp	858,480
51,514	Stifel Financial Corp	3,165,020
6,900	Synovus Financial Corp	191,820
15,300	Territorial Bancorp Inc	139,077
10,600	Texas Capital Bancshares Inc(a)	624,340
20,600	Towne Bank	472,358
61,200	TPG RE Finance Trust Inc REIT(b)	411,876
20,000	TrustCo Bank Corp NY	545,800
26,600	Univest Financial Corp	462,308
71,400	Valley National Bancorp	611,184
20,700	Veritex Holdings Inc	371,565
50,700	Virtu Financial Inc Class A	875,589
4,180	Virtus Investment Partners Inc	844,318
22,700	Washington Federal Inc	581,574
20,700	Washington Trust Bancorp Inc	545,031
17,300	Western Alliance Bancorp	795,281
570	White Mountains Insurance Group Ltd	852,543
71,303	Wintrust Financial Corp	5,383,377
Shares		Fair Value
Financial — (continued)
66,994	WSFS Financial Corp	$ 2,445,281
24,600	Zions Bancorp NA	858,294
		144,093,148
Industrial — 19.95%
45,100	AerSale Corp(a)	673,794
36,529	Albany International Corp Class A	3,151,722
63,676	Arcosa Inc	4,578,304
8,900	Armstrong World Industries Inc	640,800
23,974	Atkore Inc(a)	3,576,681
37,300	Atmus Filtration Technologies Inc(a)(b)	777,705
18,900	Avnet Inc	910,791
19,800	AZZ Inc	902,484
16,000	Barnes Group Inc	543,520
46,461	Bel Fuse Inc Class B	2,217,119
9,400	Belden Inc	907,570
7,200	Benchmark Electronics Inc	174,672
13,300	Brady Corp Class A	730,436
102,242	CECO Environmental Corp(a)	1,632,805
1,800	Chase Corp	229,014
39,029	Clean Harbors Inc(a)	6,531,893
19,000	Coherent Corp(a)	620,160
85,407	Columbus McKinnon Corp	2,981,558
19,900	Energizer Holdings Inc	637,596
17,500	Enerpac Tool Group Corp	462,525
24,200	Flowserve Corp	962,434
21,000	Fluor Corp(a)	770,700
7,600	Forward Air Corp	522,424
43,900	Gates Industrial Corp PLC(a)	509,679
191,602	Genco Shipping & Trading Ltd	2,680,512
140,300	GrafTech International Ltd	537,349
23,700	Greenbrier Cos Inc	948,000
77,896	Griffon Corp	3,090,134
41,600	Heartland Express Inc	611,104
17,400	Hillenbrand Inc	736,194
21,900	Insteel Industries Inc	710,874
64,329	International Seaways Inc	2,894,805
12,400	Itron Inc(a)	751,192
235,829	Janus International Group Inc(a)	2,523,370
26,400	JELD-WEN Holding Inc(a)	352,704
24,465	Kadant Inc	5,518,081
131,062	Kimball Electronics Inc(a)	3,588,478
73,146	Knife River Corp(a)	3,571,719
247,098	Leonardo DRS Inc(a)	4,126,537
7,940	Littelfuse Inc	1,963,721
275,659	LSB Industries Inc(a)	2,819,992
20,200	Marten Transport Ltd	398,142
6,800	Matson Inc	603,296
142,299	MDU Resources Group Inc	2,786,214
55,710	Moog Inc Class A	6,293,002
7,400	Mueller Industries Inc	556,184
41,600	Mueller Water Products Inc Class A	527,488
32,200	Myers Industries Inc	577,346
17,185	National Instruments Corp	1,024,570

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
9,500	National Presto Industries Inc	$ 688,370
6,200	PAM Transportation Services Inc(a)	133,610
9,291	Plexus Corp(a)	863,877
6,200	Primoris Services Corp	202,926
163,441	Pure Cycle Corp(a)	1,569,034
15,500	Sanmina Corp(a)	841,340
44,697	TD SYNNEX Corp	4,463,442
24,400	Thermon Group Holdings Inc(a)	670,268
89,800	Tredegar Corp	485,818
24,300	TriMas Corp	601,668
278,847	TTM Technologies Inc(a)	3,591,549
111,300	Tutor Perini Corp(a)	871,479
45,812	UFP Industries Inc	4,691,149
31,100	Vishay Intertechnology Inc	768,792
226,994	Vontier Corp	7,018,655
28,400	World Kinect Corp	637,012
3,000	Worthington Industries Inc	185,460
		114,121,843
Technology — 6.05%
39,900	ACI Worldwide Inc(a)	900,144
7,800	Cirrus Logic Inc(a)	576,888
17,900	Computer Programs & Systems Inc(a)	285,326
43,754	Concentrix Corp	3,505,133
78,494	Crane NXT Co	4,361,912
49,987	CSG Systems International Inc	2,555,335
6,600	Diodes Inc(a)	520,344
34,200	Ebix Inc(b)	337,896
20,000	MaxLinear Inc(a)	445,000
33,600	NCR Corp(a)	906,192
24,300	Photronics Inc(a)	491,103
71,713	Rambus Inc(a)	4,000,868
24,250	Science Applications International Corp	2,559,345
146,750	Semtech Corp(a)	3,778,812
16,868	Super Micro Computer Inc(a)	4,625,543
197,800	Telos Corp(a)	472,742
44,505	Tower Semiconductor Ltd(a)	1,093,043
21,400	TTEC Holdings Inc	561,108
154,820	Veradigm Inc(a)	2,034,335
30,900	Verra Mobility Corp(a)	577,830
		34,588,899
Utilities — 1.94%
61,609	ALLETE Inc	3,252,955
22,200	Avista Corp	718,614
14,400	Black Hills Corp	728,496
20,300	Northwest Natural Holding Co	774,648
15,300	NorthWestern Corp	735,318
11,300	ONE Gas Inc	771,564
11,600	Otter Tail Corp	880,672
19,400	PNM Resources Inc	865,434
18,700	Portland General Electric Co	756,976
14,000	Southwest Gas Holdings Inc	845,740
Shares		Fair Value
Utilities — (continued)
13,800	Spire Inc	$ 780,804
		11,111,221
TOTAL COMMON STOCK — 101.26% (Cost $546,770,341)		$579,153,028
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.50%
$709,548	Undivided interest of 0.63% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $709,548 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(c)	709,548
709,548	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $709,548 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(c)	709,548
709,548	Undivided interest of 0.65% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $709,548 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(c)	709,548

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$709,548	Undivided interest of 4.06% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $709,548 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(c)	$ 709,548
TOTAL SHORT TERM INVESTMENTS — 0.50% (Cost $2,838,192)		$2,838,192
TOTAL INVESTMENTS — 101.76% (Cost $549,608,533)		$581,991,220
OTHER ASSETS & LIABILITIES, NET — (1.76)%		$(10,049,398)
TOTAL NET ASSETS — 100.00%		$571,941,822
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

September 29, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2023